Consolidated Statements of Comprehensive Income - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2019
Revenue
License revenue		$ 0	$ 7,486,444	[1]	$ 139,782
Other income
Research material sales		312,841	279,805		1,155,065
Grant income		3,549,965	5,973,034		4,342,364
Net gain on foreign exchange		0	346,331		493,736
Net gain on fair value movement of warrants		0	2,214,813		961,176
Interest income		105,327	199,541		397,281
Total revenue and other income		3,968,133	16,499,968		7,489,404
Expenses
Research & development and intellectual property		(17,236,780)	(22,472,648)		(18,466,852)
Corporate administrative expenses		(6,282,105)	(6,338,652)		(6,369,661)
Net loss on fair value movement of warrants		(8,663,013)	0		0
Net loss on foreign exchange		(507,042)	0		0
Finance costs		(9,825)	(10,457)		0
Changes in fair value of convertible note liability		(1,171,959)	(1,146,406)		(996,875)
Loss before income tax expense		(29,902,591)	(13,468,195)		(18,343,984)
Income tax (expense)/ benefit	[2]	(33)	(37)		0
Loss after income tax expense for the year		(29,902,624)	(13,468,232)		(18,343,984)
Other Comprehensive Income/(Loss)
Exchange differences on the translation of foreign operations		(580,408)	99,957		558,415
Other comprehensive income/(loss) for the year net of tax		(580,408)	99,957		558,415
Total comprehensive income/(loss) for the year		(30,483,032)	(13,368,275)		(17,785,569)
Loss for the year is attributable to:
Owners of Immutep Limited		(29,902,624)	(13,468,232)		(18,343,984)
Loss after income tax expense for the year		(29,902,624)	(13,468,232)		(18,343,984)
Total comprehensive loss for the year is attributable to:
Owners of Immutep Limited		(30,483,032)	(13,368,275)		(17,785,569)
Total comprehensive income/(loss) for the year		$ (30,483,032)	$ (13,368,275)		$ (17,785,569)
Basic loss per share		$ (5.03)	$ (3.26)		$ (5.29)
Diluted loss per share		$ (5.03)	$ (3.26)		$ (5.29)

[1]	Licensing revenue relates mainly of GSK milestone payment of GBP 4 million (A$7.49 million) received in fiscal year 2020 related to the first patient being dosed in GSK’s Phase II clinical trial evaluating GSK2831781 in ulcerative colitis.
[2]	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.